UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5085



                          Capital Income Builder, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders


[logo - American Funds(R)]

The right choice for the long termSM

CAPITAL INCOME BUILDER

[cover: photograph of tractor harvesting field]

Semi-annual report for the six months ended April 30, 2003

Capital Income Builder(R) seeks to provide a growing dividend -- with higher income distributions every quarter to the extent possible -- together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):

CLASS A SHARES                           1 year      5 years       10 years

reflecting 5.75% maximum sales charge    -10.78%      +2.01%         +8.73%

The fund's 30-day yield for Class A shares as of May 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 3.21%.

Results for other share classes can be found on page 36. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

FELLOW SHAREHOLDERS:

[cover: photograph of tractor harvesting field]

Capital Income Builder provided solid returns during the first half of its fiscal year, even as war worries and concerns about the economy rattled stock markets.

The fund gained 6.6% for the six months ended April 30, reflecting both above-average dividend income and an increase in the net asset value of your investment. The unmanaged Standard & Poor's 500 Composite Index rose 4.5% over the same period, while the fund's peer group, the 147 income funds tracked by Lipper, gained an average of 5.6%.

Over a more extended time frame, Capital Income Builder has helped cushion shareholders from the brunt of broader stock market declines. During the past 12 months, for example, the fund fell a modest 2.1% in the face of a 13.3% decline in the S&P 500. The Lipper income funds average declined 1.8% for the same period.

As the table below shows, the fund's characteristic resilience has contributed to very attractive long-term returns. Since beginning operations in July of 1987, Capital Income Builder has increased 403.3%, for an annualized return of 10.8%. This comfortably outpaced both the S&P 500 and the Lipper income funds average.

MEETING THE INCOME CHALLENGE

Capital Income Builder pursues a unique dual mandate. The first is to provide above-average current income. In keeping with that objective, the fund's dividend rate at net asset value, as of April 30, stood at 5.0% -- substantially higher than the 1.8% rate of the S&P 500 and the 3.3% average rate of the Lipper income funds.

[Begin Sidebar]
RESULTS AT A GLANCE
(As of April 30, 2003, with all distributions reinvested)

                                                               Total returns                  Annualized returns
                                                          6 months       1 year      5 years     10 years          Lifetime
                                                                                                                    (since
                                                                                                                July 30, 1987)

CAPITAL INCOME BUILDER                                      +6.6%        -2.1%        +4.5%       +10.0%            +10.8%
Standard & Poor's 500 Composite Index(1)                    +4.5        -13.3         -2.4         +9.7              +9.6
Lipper income funds average(2)                              +5.6         -1.8         +2.0         +6.8              +9.2

(1)The index is unmanaged and does not include expenses.
(2)Source: Lipper. Averages do not reflect the effects of sales charges.
[End Side Bar]

The fund also seeks to grow its dividend over time, and indeed, Capital Income Builder's growth of income has been substantial: 129.3% since its first full-quarter payment in December 1987, for a compound growth rate of 5.6% a year.

Nearer term, however, we have been treading carefully in this environment. With stock yields still below 2% and yields on 10-year Treasuries well under 4%, we have been keeping the fund's dividend relatively steady for the past six quarters. Thus, the June 2003 dividend remained level with the March 2003 payment of 50.5 cents a share and was virtually level with the December dividend, after adjusting for new shares acquired with the reinvestment of the December capital gain distribution of 51.8 cents a share. (The nominal dividend for March was lowered slightly to account for this capital gain adjustment, as the stair-step chart below shows.) We would also expect to see dividend reductions in coming quarters, as we continue to align the fund's distributions with current low-interest-rate conditions. These steps should enable us to strike a prudent balance among the pursuit of income, the potential for appreciation over time and the preservation of capital.

A BUMPY HALF YEAR

The fund's fiscal year began in November, with global equity markets in the midst of a brief rally. The optimism faded by year end, however, as the economic recovery appeared less vigorous than previously supposed; rising oil prices and concerns about the Iraq conflict fueled the gloom. By early spring, with the war in a new phase and the outlook for earnings brightening, investor sentiment had improved considerably; the S&P 500 rose 8.2% in April alone. Bonds, meanwhile, continued to do well throughout the period. Corporate issues provided the greatest gains as investors moved away from Treasuries in search of higher yields.

[Begin Sidebar]
CAPITAL INCOME BUILDER'S QUARTERLY DIVIDENDS COMPARED WITH INFLATION Dividends as declared and adjusted for reinvested capital gains
[bar chart]

                                          Additional income earned             Inflation=
                                          on initial shares if                 Consumer Price
                                          capital gain distributions           Index (through
Fiscal Quarters          Dividend         were reinvested                      March 2003)
                      (cents per share)
4 Aug-Oct 1987           22*              -                                    -
1 Nov-Jan 1988           28               -                                    100
2 Feb-Apr 1988           28.5             -                                    101
3 May-Jul 1988           29               -                                    102.3
4 Aug-Oct 1988           29.5             -                                    103.8
1 Nov-Jan 1989           30               -                                    104.4
2 Feb-Apr 1989           30.5             -                                    106
3 May-Jul 1989           31               -                                    107.5
4 Aug-Oct 1989           31.5             -                                    108.3
1 Nov-Jan 1990           32.5             -                                    109.3
2 Feb-Apr 1990           33               -                                    111.5
3 May-Jul 1990           33.5             -                                    112.6
4 Aug-Oct 1990           34               -                                    115
1 Nov-Jan 1991           34.5             -                                    115.9
2 Feb-Apr 1991           35               -                                    117
3 May-Jul 1991           35.5             -                                    117.9
4 Aug-Oct 1991           36               -                                    118.9
1 Nov-Jan 1992           36.5             -                                    119.5
2 Feb-Apr 1992           37               .3                                   120.7
3 May-Jul 1992           37.5             .3                                   121.5
4 Aug-Oct 1992           38               .3                                   122.4
1 Nov-Jan 1993           38.5             .3                                   123
2 Feb-Apr 1993           39               .5                                   124.4
3 May-Jul 1993           39.5             .5                                   125.1
4 Aug-Oct 1993           40               .5                                   125.7
1 Nov-Jan 1994           40.5             .5                                   126.3
2 Feb-Apr 1994           41               .6                                   127.6
3 May-Jul 1994           41.5             .6                                   128.2
4 Aug-Oct 1994           42               .6                                   129.5
1 Nov-Jan 1995           42.5             .6                                   129.7
2 Feb-Apr 1995           43               .8                                   131.2
3 May-Jul 1995           43.5             .8                                   132.1
4 Aug-Oct 1995           44               .8                                   132.8
1 Nov-Jan 1996           44.5             .8                                   133
2 Feb-Apr 1996           45               1.4                                  134.9
3 May-Jul 1996           45.5             1.5                                  135.8
4 Aug-Oct 1996           46               1.5                                  136.7
1 Nov-Jan 1997           46.5             1.5                                  137.4
2 Feb-Apr 1997           46.5             1.6                                  137.4
3 May-Jul 1997           47.0             2.4                                  138.9
4 Aug-Oct 1997           47.5             2.4                                  139.7
1 Nov-Jan 1998           48.0             1.6                                  139.8
2 Feb-Apr 1998           48.0             4.2                                  140.6
3 May-Jul 1998           48.5             4.2                                  141.2
4 Aug-Oct 1998           49.0             4.3                                  141.8
1 Nov-Jan 1999           49.5             4.3                                  142.0
2 Feb-Apr 1999           48.0             7.3                                  143.0
3 May-Jul 1999           48.5             7.4                                  144.0
4 Aug-Oct 1999           49.0             7.5                                  145.5
1 Nov-Jan 2000           49.5             7.6                                  145.8
2 Feb-Apr 2000           49.5             9.7                                  148.4
3 May-Jul 2000           50.0             9.8                                  149.4
4 Aug-Oct 2000           50.5             9.9                                  150.5
1 Nov-Jan 2001           51.0            10.0                                  150.8
2 Feb-Apr 2001           51.5            11.4                                  152.7
3 May-Jul 2001           52.0            11.5                                  154.2
4 Aug-Oct 2001           52.5            11.7                                  154.5
1 Nov-Jan 2002           52.5            11.7                                  153.1
2 Feb-Apr 2002           51.0            13.0                                  154.9
3 May-Jul 2002           51.0            13.0                                  155.9
4 Aug-Oct 2002           51.0            13.0                                  156.8
1 Nov-Jan 2003           51.0            13.0                                  156.8
2 Feb-Apr 2003           50.5            13.7                                  159.6
3 May-July 2003          50.5            13.7

Fiscal quarters:
1 November-January
2 February-April
3 May-July
4 August-October

(index: December 1987=100)

*Not a full quarter.
[End Side Bar]

Capital Income Builder held its own during the stock market seesaw, participating moderately in the upswings at the beginning and end of the reporting period and largely resisting the downturn from December through February.

STRENGTH IN THE PORTFOLIO

The fund benefited from good individual stock selection. Of roughly 130 companies held for the entire six months, nearly two-thirds rose in price. Banks, which represent the portfolio's largest industry concentration, generally supported returns. J.P. Morgan Chase recovered from earlier depressed levels to gain more than 40% in price during the six months; the stock also currently yields more than 4.5%. Among other large bank holdings, Bank of Nova Scotia, Westpac, Societe Generale and Royal Bank of Canada all appreciated 20% or more in price.

With their typically generous dividends, utility companies continue to be central to the fund. Many have attractive growth prospects as well, and when the sector declined in mid-to-late 2002, we used the opportunity to add substantially to a number of utility holdings. These included E.ON of Germany and Scottish Power, which are now the fund's two largest positions. E.ON, which has restructured itself into a large, vertically integrated electricity and natural gas business, rose 5% in price; Scottish Power, which operates major electrical facilities in the U.K and western U.S., provided a 12% price increase and a current yield of more than 5%.

On the other side of the ledger, several larger positions declined sharply during the six months. Altria (formerly Philip Morris) fell nearly 25% in price amid renewed litigation worries. SBC Communications declined 9% in a difficult environment for telecommunications operators; that said, the company recently raised its regular dividend for the 17th consecutive year and added a special dividend to reflect its strong cash position.

INCOME AND STABILITY FROM BONDS

Nearly 35% of Capital Income Builder's net assets are invested in bonds, which play a significant role in helping the fund meet its goal of current income. Bonds also provide us with the flexibility to invest in lower yielding stocks with potentially above-average income growth. Capital Income Builder holds a carefully managed combination of investment-grade corporate bonds, U.S. Treasuries, and mortgage- and asset-backed securities.

A GROWING FAMILY

Although economic conditions appear to have improved, the investment outlook is still far from clear. Consumer and business sentiment remain concerns, and geopolitical events could constrain growth in the near term -- factors that could keep the fund's returns below its lifetime average in the periods ahead. Even amid the uncertainty, however, we are finding, and investing in, companies we believe are likely to reward patient shareholders with the tangible fruits of dividends.

Finally, we are pleased to note that Capital Income Builder's shareholder family has grown. The number of accounts now stands at close to 840,000, an astonishing increase of 127% from a year ago. We welcome those of you who have joined us recently and look forward to helping all our shareholders meet their long-term financial goals in the months and years ahead.

Cordially,

/s/ James B. Lovelace               /s/ Catherine M. Ward
James B. Lovelace                   Catherine M. Ward
Chairman of the Board               President

June 6, 2003

INVESTMENT PORTFOLIO

April 30, 2003                                              unaudited
                                                           Percent of
Largest equity holdings                                    Net Assets
E.ON                                                            1.70%
Scottish Power                                                   1.50
Royal Dutch Petroleum/"Shell" Transport and Trading              1.35
SBC Communications                                               1.21
Bristol-Myers Squibb                                             1.17
Dow Chemical                                                     1.15
J.P. Morgan Chase                                                1.15
Altria Group                                                      .97
ING Groep                                                         .95
National Grid Transco                                             .93

                                                           Percent of
Industry diversification                                   Net Assets

Banks                                                           6.89%
Electric Utilities                                               6.53
Real Estate                                                      5.52
Oil & Gas                                                        3.29
Tobacco                                                          3.10
Other industries                                                28.42
Bonds & notes                                                   34.81
Cash & equivalents                                              11.44

                                                                                                         Shares or      Market
                                                                                                         principal       value
Equity securities                                                                                           amount        (000)

BANKS  -  6.89%
Bank of Nova Scotia                                                                                      3,098,600  $  120,577
Bank of America Corp.                                                                                    1,570,000     116,258
FleetBoston Financial Corp.                                                                              3,900,000     103,428
Royal Bank of Canada                                                                                     2,398,000     100,021
Westpac Banking Corp.                                                                                    7,293,755      72,620
Wachovia Corp.                                                                                           1,850,000      70,688
Wachovia Corp., DEPS                                                                                     2,300,000          80
Societe Generale                                                                                           960,000      58,716
Washington Mutual, Inc.                                                                                  1,450,000      57,275
Lloyds TSB Group PLC                                                                                     8,500,000      55,978
HSBC Holdings PLC                                                                                        5,037,368      55,065
National Australia Bank Ltd.                                                                             2,636,854      53,630
United Bankshares, Inc.                                                                                  1,775,000      51,262
Dah Sing Financial Holdings Ltd.                                                                        10,500,000      47,931
Comerica Inc.                                                                                              750,000      32,632
Australia and New Zealand Banking Group Ltd.                                                             2,456,986      28,676
AmSouth Bancorporation                                                                                     750,000      15,787
JCG Holdings Ltd.                                                                                       29,432,000      13,586
National City Corp.                                                                                        325,000       9,737
Allied Irish Banks, PLC                                                                                    540,879       8,301
                                                                                                                     1,072,248

ELECTRIC UTILITIES  -  6.53%
E.ON AG                                                                                                  5,580,000     264,683
Scottish Power PLC                                                                                      37,476,000     233,159
Southern Co.                                                                                             3,253,000      94,630
FirstEnergy Corp.                                                                                        2,500,000      84,325
Ameren Corp.                                                                                             1,480,000      60,650
Ameren Corp. 9.75% ACES convertible debentures 2005                                                  800,000 units      21,888
Consolidated Edison, Inc.                                                                                2,050,000      79,683
Dominion Resources, Inc.                                                                                 1,093,000      64,684
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                              93,000       5,248
TXU Corp., Series C, 8.75% convertible preferred 2004                                              1,075,000 units      32,228
TXU Corp.                                                                                                  375,200       7,474
American Electric Power Co., Inc.                                                                        1,020,700      26,926
Scottish and Southern Energy PLC                                                                         2,400,000      24,697
Pinnacle West Capital Corp.                                                                                500,000      16,610
                                                                                                                     1,016,885

REAL ESTATE  -  5.52%
Archstone-Smith Trust                                                                                    4,500,000     102,600
Kimco Realty Corp.                                                                                       2,715,000      98,283
Weingarten Realty Investors                                                                              1,966,500      77,677
Health Care Property Investors, Inc.                                                                     2,085,000      77,604
Boston Properties, Inc.                                                                                  1,450,000      56,840
Pan Pacific Retail Properties, Inc.                                                                      1,400,000      54,768
Hongkong Land Holdings Ltd.                                                                             47,900,000      53,648
Kerry Properties Ltd.  (1)                                                                              43,631,464      46,996
Apartment Investment and Management Co., Class A                                                         1,175,000      44,368
AMB Property Corp.                                                                                       1,625,000      44,363
Equity Office Properties Trust                                                                           1,600,000      41,552
Equity Residential                                                                                       1,440,000      37,310
Hang Lung Properties Ltd.                                                                               26,850,000      23,239
Hang Lung Properties Ltd. 5.50% convertible preferred                                                    9,000,000       7,695
Hang Lung Group Ltd.                                                                                    36,735,000      28,733
Capital & Regional PLC (2)                                                                               5,120,000      20,362
ProLogis                                                                                                   762,346      19,623
Nationwide Health Properties, Inc.                                                                       1,400,000      19,600
HKR International Ltd.  (3)                                                                             21,778,500       3,575
                                                                                                                       858,836

OIL & GAS  -  3.29%
Royal Dutch Petroleum Co. (New York registered)                                                          2,705,000     110,580
"Shell" Transport and Trading Co., PLC (ADR)                                                             1,600,000      57,744
"Shell" Transport and Trading Co., PLC                                                                   7,100,000      42,582
ENI SpA                                                                                                  7,200,000     102,763
Canadian Oil Sands Trust  (1) (4)                                                                        3,895,000      83,768
ChevronTexaco Corp.                                                                                        975,000      61,240
TonenGeneral Sekiyu KK                                                                                   4,750,000      30,190
Kerr-McGee Corp.                                                                                           400,000      16,844
Hunting PLC                                                                                              4,260,000       7,090
                                                                                                                       512,801

TOBACCO  -  3.10%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                                               4,890,000     150,416
UST Inc.                                                                                                 3,500,000     109,655
Gallaher Group PLC                                                                                       9,635,292      91,365
Altadis, SA                                                                                              2,624,995      67,677
R.J. Reynolds Tobacco Holdings, Inc.                                                                     1,450,000      40,846
Imperial Tobacco Group PLC                                                                               1,400,000      23,459
                                                                                                                       483,418

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.96%
SBC Communications Inc.                                                                                  8,050,000     188,048
Swisscom AG                                                                                                251,391      77,778
Telecom Corp. of New Zealand Ltd.                                                                       26,339,400      51,650
BCE Inc.                                                                                                 2,182,000      43,147
ALLTEL Corp. 7.75% 2005                                                                              750,000 units      36,225
China Telecom Corp. Ltd., Class H (3)                                                                  120,000,000      22,927
Verizon Communications Inc.                                                                                500,000      18,690
Hellenic Telecommunications Organization SA                                                              1,150,000      12,322
CenturyTel, Inc. 6.875% ACES 2005                                                                    400,000 units      10,220
                                                                                                                       461,007

DIVERSIFIED FINANCIALS  -  2.47%
J.P. Morgan Chase & Co.                                                                                  6,114,000     179,446
ING Groep NV                                                                                             9,075,000     147,371
GATX Corp. (2)                                                                                           2,750,000      51,810
GATX Corp. 7.50% convertible note 2007 (4)                                                             $ 5,000,000       5,244
                                                                                                                       383,871

INSURANCE  -  2.01%
Mercury General Corp.                                                                                    1,550,000      68,200
XL Capital Ltd., Class A                                                                                   642,800      52,902
Arthur J. Gallagher & Co.                                                                                1,800,000      44,982
Lincoln National Corp.                                                                                   1,291,500      41,276
AEGON NV                                                                                                 3,744,000      38,068
Irish Life & Permanent PLC                                                                               3,260,000      37,840
St. Paul Companies, Inc.                                                                                   875,000      30,048
                                                                                                                       313,316

CHEMICALS  -  1.82%
Dow Chemical Co.                                                                                         5,500,000     179,520
Lyondell Chemical Co.                                                                                    7,171,200     104,341
                                                                                                                       283,861

MULTI-UTILITIES & UNREGULATED POWER  -  1.74%
National Grid Transco PLC                                                                               22,130,000     145,563
United Utilities PLC                                                                                     6,100,000      58,672
Duke Energy Corp.                                                                                        1,879,000      33,052
Duke Energy Corp. 8.25% convertible preferred 2004                                                 1,062,100 units      14,763
Williams Companies, Inc.                                                                                 2,640,650      18,353
                                                                                                                       270,403

PAPER & FOREST PRODUCTS  -  1.70%
UPM-Kymmene Corp.                                                                                        3,755,800      54,913
Norske Skogindustrier ASA, Class A                                                                       3,256,100      44,615
MeadWestvaco Corp.                                                                                       1,785,000      42,108
M-real Oyj, Class B                                                                                      5,050,000      39,736
Georgia-Pacific Corp., Georgia-Pacific Group                                                             2,126,648      32,835
Stora Enso Oyj, Class R                                                                                  1,750,000      19,024
Holmen AB, Class B                                                                                         650,000      16,808
PaperlinX Ltd.                                                                                           4,500,000      14,447
                                                                                                                       264,486

GAS UTILITIES  -  1.67%
NiSource Inc.                                                                                            7,215,000     136,364
Gas Natural SDG, SA                                                                                      4,605,100      88,147
Enbridge Inc.                                                                                            1,170,800      35,646
                                                                                                                       260,157

FOOD PRODUCTS  -  1.45%
H.J. Heinz Co.                                                                                           3,550,000     106,074
General Mills, Inc.                                                                                      1,250,000      56,388
Sara Lee Corp.                                                                                           3,000,000      50,340
ConAgra Foods, Inc.                                                                                        600,000      12,600
                                                                                                                       225,402

PHARMACEUTICALS  -  1.17%
Bristol-Myers Squibb Co.                                                                                 7,130,000     182,100
                                                                                                                       182,100

AUTOMOBILES  -  0.93%
General Motors Corp.                                                                                     1,500,000      54,075
General Motors Corp., Series B, 5.25% convertible debentures 2032                                      $ 1,000,000      23,770
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                        1,250,200      54,846
Ford Motor Co.                                                                                           1,200,000      12,360
                                                                                                                       145,051

TRANSPORTATION INFRASTRUCTURE  -  0.87%
Aurea Concesiones de Infraestructuras SA                                                                 3,573,000      99,696
BRISA-Auto-Estradas de Portugal, SA                                                                      6,650,000      35,849
                                                                                                                       135,545

METALS & MINING  -  0.79%
Alumina Ltd. (formerly WMC Ltd.)                                                                        19,109,700      52,141
Worthington Industries, Inc.                                                                             2,920,800      39,226
WMC Resources Ltd  (3)                                                                                  12,443,800      31,149
                                                                                                                       122,516

BUILDING PRODUCTS  -  0.68%
Geberit AG                                                                                                 207,500      65,346
Uponor Oyj                                                                                               1,398,000      28,086
Ultraframe PLC                                                                                           3,317,000      12,210
                                                                                                                       105,642

INDUSTRIAL CONGLOMERATES  -  0.62%
General Electric Co.                                                                                     3,300,000      97,185
                                                                                                                        97,185

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.58%
Solectron Corp. 0% LYON convertible notes 2020                                                        $ 51,000,000      27,859
Solectron Corp. 7.25% convertible preferred 2004                                                   1,820,000 units      20,020
Solectron Corp. 0% LYON convertible notes 2020                                                         $ 3,839,000       2,395
Premier Farnell PLC                                                                                     12,250,000      39,772
                                                                                                                        90,046

BEVERAGES  -  0.55%
Foster's Group Ltd.                                                                                     30,774,567      86,279
                                                                                                                        86,279

MACHINERY  -  0.50%
Volvo AB, Class B                                                                                        2,100,000      41,979
Spirax-Sarco Engineering PLC                                                                             3,336,391      23,227
Seco Tools AB, Class B                                                                                     255,000       7,483
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (4)                                        100,000       4,513
                                                                                                                        77,202

AEROSPACE & DEFENSE  -  0.49%
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                                           682,000 units      36,835
Singapore Technologies Engineering Ltd.                                                                 33,120,000      29,858
Northrop Grumman Corp. 7.25% convertible preferred 2004                                              100,000 units      10,225
                                                                                                                        76,918

OTHER  -  2.97%
Dixons Group PLC                                                                                        32,589,561      58,024
Hubbell Inc., Class B                                                                                    1,605,000      51,521
Texwinca Holdings Ltd.                                                                                  56,500,000      43,469
IHC Caland NV                                                                                              705,313      36,408
Federal Signal Corp.                                                                                     2,000,000      34,560
Temple-Inland Inc. 7.50% Upper DECS 2005                                                             690,000 units      31,947
WD-40 Co. (2)                                                                                            1,076,650      28,477
Qantas Airways Ltd.                                                                                     12,910,050      25,692
Pacifica Group Ltd. (2)                                                                                  9,300,000      21,825
SMRT Corp. Ltd.                                                                                         68,363,000      19,837
Ekornes ASA                                                                                              1,455,425      19,527
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                              929,500 units      18,404
Hung Hing Printing Group Ltd.                                                                           28,550,000      17,572
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                        $ 15,000,000      15,263
SCMP Group Ltd.                                                                                         39,009,117      14,756
Toys "R" Us, Inc. 6.25% 2005                                                                         300,000 units      10,251
DFS Furniture Co. PLC                                                                                    1,391,430       7,976
Shui On Construction and Materials Ltd.                                                                 11,430,000       6,815
                                                                                                                       462,324

Miscellaneous  -  2.45%
Other equity securities in initial period of acquisition                                                               382,185


Total equity securities (cost: $7,710,116,000)                                                                       8,369,684



                                                                                                         Principal      Market
                                                                                                            amount       value
Bonds & Notes                                                                                                 (000)       (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.75%
Deutsche Telekom International Finance BV: (5)
 8.25% 2005                                                                                             $   22,975   $  25,538
 8.50% 2010                                                                                                 31,000      37,428
 8.75% 2030                                                                                                  6,000       7,441
VoiceStream Wireless Corp. 10.375% 2009                                                                     35,029      39,057
Koninklijke KPN NV:
 7.50% 2005                                                                                                 42,150      46,965
 8.00% 2010                                                                                                 19,000      22,819
Sprint Capital Corp.:
 6.00% 2007                                                                                                 27,500      28,187
 7.625% 2011                                                                                                26,000      28,080
AT&T Corp.: (5)
 7.00% 2006                                                                                                 21,500      23,077
 7.80% 2011                                                                                                 30,000      32,979
British Telecommunications PLC 7.875% 2005                                                                  38,000      43,109
France Telecom: (5)
 8.70% 2006                                                                                                 12,000      13,638
 9.25% 2011                                                                                                 15,100      18,499
Orange PLC 8.75% 2006                                                                                        5,035       5,706
PCCW-HKT Capital Ltd.: (5)
 7.75% 2011 (4)                                                                                             16,900      18,310
 7.75% 2011                                                                                                  3,600       3,900
SBC Communications Inc. 5.75% 2006                                                                          19,900      21,774
Qwest Services Corp. 13.00% 2007 (4)                                                                         8,840       9,547
Singapore Telecommunications Ltd.:
 6.375% 2011 (4)                                                                                               175         195
 6.375% 2011                                                                                                 1,325       1,474
TELUS Corp. 8.00% 2011                                                                                       1,100       1,248
                                                                                                                       428,971

WIRELESS TELECOMMUNICATION SERVICES  -  2.09%
AT&T Wireless Services, Inc.:
 7.35% 2006                                                                                                  9,500      10,591
 7.875% 2011                                                                                                88,433     102,067
Tritel PCS, Inc.:
 0%/12.75% 2009 (6)                                                                                         34,509      35,544
 10.375% 2011                                                                                               25,030      30,036
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (6)                                                                                           382         393
 10.625% 2010                                                                                                  995       1,189
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             83,600      90,178
Vodafone Group PLC:
 7.625% 2005                                                                                                45,000      49,505
 7.75% 2010                                                                                                  5,000       6,051
                                                                                                                       325,554

BANKS & THRIFTS  -  1.51%
Household Finance Corp.:
 8.00% 2005                                                                                                 15,206      17,018
 6.50% 2006                                                                                                 20,000      22,265
 5.75% 2007                                                                                                  6,000       6,525
 6.40% 2008                                                                                                 18,000      20,214
Wells Fargo & Co.:
 5.125% 2007                                                                                                20,000      21,677
 3.50% 2008                                                                                                 10,000      10,108
Wells Fargo Financial, Inc. 6.125% 2012                                                                      8,000       9,079
Bank of America Corp.:
 5.25% 2007                                                                                                 20,000      21,737
 3.875% 2008                                                                                                 4,400       4,538
 4.875% 2012                                                                                                 2,000       2,062
BankAmerica Corp.:
 7.125% 2005                                                                                                 1,500       1,657
 7.125% 2006                                                                                                 1,000       1,127
 7.125% 2011                                                                                                 1,750       2,086
J.P. Morgan Chase & Co.:
 5.35% 2007                                                                                                  8,000       8,687
 4.00% 2008                                                                                                 10,000      10,294
 5.75% 2013                                                                                                  6,000       6,387
Chase Manhattan Corp. 6.50% 2005                                                                             4,000       4,353
Bank One, National Association 5.50% 2007                                                                   20,000      21,925
Washington Mutual, Inc. 7.50% 2006                                                                          16,500      18,939
Signet Bank 7.80% 2006                                                                                       7,760       8,950
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (4)  (5)                                               7,610       8,478
Credit Suisse First Boston Inc. 4.625% 2008                                                                  7,000       7,346
                                                                                                                       235,452

INSURANCE  -  1.50%
Monumental Global Funding Trust II: (4)
 2001-B, Series B, 6.05% 2006                                                                               25,000      27,465
 2002-A, Series A, 5.20% 2007                                                                               35,000      37,505
Prudential Insurance Company of America 6.375% 2006 (4)                                                     27,945      30,629
Prudential Holdings, LLC, Series C, 8.695% 2023 (4)  (7)                                                    17,775      21,653
Prudential Funding, LLC 6.60% 2008 (4)                                                                       6,000       6,791
Allstate Corp. 5.375% 2006                                                                                  20,000      21,712
Allstate Financial Global Funding LLC 5.25% 2007 (4)                                                        15,000      16,105
AIG SunAmerica Global Financing II 7.60% 2005 (4)                                                           20,000      22,289
International Lease Finance Corp. 4.50% 2008                                                                12,000      12,071
Nationwide Life Insurance Co. 5.35% 2007 (4)                                                                22,500      23,844
CNA Financial Corp.:
 6.50% 2005                                                                                                  8,010       8,248
 6.75% 2006                                                                                                  3,230       3,320
Lincoln National Corp. 6.50% 2008                                                                            2,000       2,229
                                                                                                                       233,861

MULTI-UTILITIES & UNREGULATED POWER  -  1.22%
Williams Companies, Inc.:
 9.25% 2004                                                                                                 34,505      34,936
 7.125% 2011                                                                                                30,000      28,500
 8.125% 2012 (4)                                                                                            30,700      30,393
Williams Holdings of Delaware, Inc.:
 6.25% 2006                                                                                                 24,000      23,040
 6.50% 2008                                                                                                  6,000       5,610
Transcontinental Gas Pipe Line Corp. 8.875% 2012                                                             8,000       8,840
El Paso Corp.:
 7.00% 2011                                                                                                  8,645       7,564
 7.875% 2012 (4)                                                                                             8,000       7,120
 7.75% 2032                                                                                                  7,000       5,565
Coastal Corp.:
 7.50% 2006                                                                                                  2,750       2,571
 6.50% 2008                                                                                                  5,000       4,325
 7.75% 2010                                                                                                  8,000       7,080
Gemstone Investor Ltd. 7.71% 2004 (4)                                                                        8,500       8,224
Duke Energy Corp. First and Refunding Mortgage Bonds, Series A, 3.75% 2008 (4)                              10,000      10,114
Equitable Resources, Inc.:
 5.15% 2012                                                                                                  2,500       2,622
 5.15% 2018 (4)                                                                                              3,125       3,219
                                                                                                                       189,723

AUTOMOBILES & COMPONENTS -  1.18%
General Motors Acceptance Corp.:
 7.50% 2005                                                                                                 20,000      21,414
 6.125% 2006                                                                                                25,000      25,967
 6.125% 2007                                                                                                 7,250       7,536
 6.875% 2011                                                                                                 5,000       5,104
 6.875% 2012                                                                                                 4,750       4,839
DaimlerChrysler North America Holding Corp.:
 7.40% 2005                                                                                                 25,000      26,997
 6.40% 2006                                                                                                 15,000      16,400
 4.75% 2008                                                                                                  7,000       7,239
 7.30% 2012                                                                                                  5,000       5,695
Ford Motor Credit Co.:
 6.875% 2006                                                                                                17,000      17,597
 7.25% 2011                                                                                                 16,000      16,065
 7.375% 2011                                                                                                20,000      20,305
ArvinMeritor, Inc. 8.75% 2012                                                                                8,000       8,680
                                                                                                                       183,838

UTILITIES  -  0.97%
Dominion Resources, Inc.:
 Series B, 4.125% 2008                                                                                      10,000      10,242
 Series D, 5.125% 2009                                                                                      16,250      16,956
 Series 2002-C, 5.70% 2012                                                                                   4,250       4,543
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                  6,000       6,459
Cilcorp Inc.:
 8.70% 2009                                                                                                 17,025      20,844
 9.375% 2029                                                                                                 5,000       6,742
AmerenEnergy Generating Co., Series D, 8.35% 2010                                                            5,000       6,036
NiSource Finance Corp.:
 7.625% 2005                                                                                                14,365      16,150
 6.15% 2013                                                                                                  3,000       3,256
Southern Power Co., Series B, 6.25% 2012                                                                     6,000       6,647
Alabama Power Co.:
 4.70% 2010                                                                                                  1,750       1,792
 Series Q, 5.50% 2017                                                                                        4,000       4,274
Commonwealth Edison Co.:
 Series 99, 3.70% 2008                                                                                       2,750       2,793
 Series 101, 4.70% 2015                                                                                      3,000       2,999
Exelon Generation Co., LLC 6.95% 2011                                                                        4,000       4,492
Exelon Corp. 6.75% 2011                                                                                      2,000       2,259
Constellation Energy Group, Inc. 6.125% 2009                                                                11,000      12,170
Progress Energy, Inc. 6.85% 2012                                                                             8,000       9,145
Public Service Colorado 4.875% 2013 (4)                                                                      5,000       5,054
Oncor Electric Delivery Co. 6.375% 2012                                                                      3,725       4,174
Kern River Funding Corp. 4.893% 2018 (4)                                                                     2,440       2,460
MidAmerican Energy Co. 5.125% 2013                                                                           1,500       1,551
                                                                                                                       151,038

MEDIA  -  0.93%
Viacom Inc.:
 5.625% 2007                                                                                                40,000      43,770
 6.625% 2011                                                                                                15,000      17,308
Liberty Media Corp. 7.875% 2009                                                                             22,000      25,227
Cox Radio, Inc. 6.625% 2006                                                                                 20,000      21,227
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                                  7,000       7,578
 4.625% 2008                                                                                                 3,335       3,439
 6.625% 2008                                                                                                 8,245       9,281
Time Warner Inc. 8.18% 2007                                                                                 10,000      11,401
AOL Time Warner Inc. 6.15% 2007                                                                              5,000       5,395
                                                                                                                       144,626

HEALTH CARE PROVIDERS & SERVICES  -  0.92%
HCA Inc.:
 7.125% 2006                                                                                                21,791      23,443
 6.95% 2012                                                                                                  4,000       4,309
 6.25% 2013                                                                                                 11,600      11,997
Columbia/HCA Healthcare Corp.:
 7.15% 2004                                                                                                  4,050       4,180
 6.91% 2005                                                                                                 10,345      11,002
 7.00% 2007                                                                                                 11,232      12,132
 7.25% 2008                                                                                                  5,000       5,536
Tenet Healthcare Corp. 5.00% 2007                                                                           23,300      22,251
Aetna Inc. 7.375% 2006                                                                                      16,000      17,786
Humana Inc. 7.25% 2006                                                                                       9,850      10,623
UnitedHealth Group Inc. 7.50% 2005                                                                           9,270      10,442
Health Net, Inc. 8.375% 2011                                                                                 7,785       9,175
                                                                                                                       142,876

DIVERSIFIED FINANCIALS  -  0.76%
USA Education, Inc. 5.625% 2007                                                                             38,000      41,606
MBNA Corp.:
 5.625% 2007                                                                                                26,000      27,313
 Series F, 6.125% 2013                                                                                       4,000       4,178
MBNA America Bank, National Association 5.375% 2008                                                          5,000       5,259
CIT Group Inc. 6.875% 2009                                                                                  16,000      17,731
Capital One Bank 6.875% 2006                                                                                10,000      10,629
Capital One Financial Corp.:
 7.25% 2003                                                                                                  1,000       1,022
 8.75% 2007                                                                                                  3,070       3,288
Citigroup Inc. 3.50% 2008                                                                                    5,000       5,055
Commercial Credit Co. 6.625% 2006                                                                            1,975       2,207
                                                                                                                       118,288

CAPITAL GOODS  -  0.71%
General Electric Capital Corp., Series A:
 5.35% 2006                                                                                                  2,500       2,699
 5.00% 2007                                                                                                 30,000      32,333
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (4)  (7)                                    19,964      21,643
Tyco International Group SA:
 6.375% 2005                                                                                                15,000      15,225
 6.125% 2008                                                                                                   500         494
 6.375% 2011                                                                                                 4,500       4,455
Raytheon Co.:
 6.30% 2005                                                                                                  5,500       5,893
 6.50% 2005                                                                                                  7,063       7,630
Hutchison Whampoa International Ltd. 6.50% 2013 (4)                                                         11,800      11,986
John Deere Capital Corp. 3.90% 2008                                                                          8,000       8,173
                                                                                                                       110,531

REAL ESTATE  -  0.63%
EOP Operating LP:
 6.50% 2004                                                                                                    865         891
 6.625% 2005                                                                                                   500         534
 8.375% 2006                                                                                                   600         683
 7.75% 2007                                                                                                 16,500      19,116
 6.75% 2008                                                                                                  2,000       2,244
Spieker Properties, LP 7.125% 2009                                                                           2,000       2,217
United Dominion Realty Trust, Inc.:
 4.50% 2008                                                                                                  3,000       3,005
 6.50% 2009                                                                                                 18,500      20,382
Rouse Co. 7.20% 2012                                                                                        12,700      14,177
Simon Property Group, LP:
 5.375% 2008                                                                                                 8,500       9,033
 4.875% 2010 (4)                                                                                             5,000       5,064
Federal Realty Investment Trust:
 6.125% 2007                                                                                                 4,500       4,760
 8.75% 2009                                                                                                  1,000       1,187
Price REIT, Inc. 7.50% 2006                                                                                  2,900       3,304
Kimco Realty Corp. 6.00% 2012                                                                                2,000       2,157
Archstone-Smith Operating Trust 5.00% 2007                                                                   5,000       5,259
ERP Operating Limited Partnership 6.625% 2012                                                                3,000       3,357
                                                                                                                        97,370

HOTELS, RESTAURANTS & LEISURE  -  0.56%
MGM Mirage, Inc. 8.50% 2010                                                                                 12,000      13,500
Mirage Resorts, Inc.:
 7.25% 2006                                                                                                  2,000       2,100
 6.75% 2007                                                                                                  3,550       3,683
 6.75% 2008                                                                                                  1,950       2,028
MGM Grand, Inc. 6.875% 2008                                                                                  2,000       2,080
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                                11,500      12,075
 7.875% 2012                                                                                                   750         788
Hyatt Equities, LLC 6.875% 2007 (4)                                                                         12,120      12,261
Carnival Corp. 6.15% 2008                                                                                    8,250       8,887
Carnival Cruise Lines, Inc. 7.20% 2023                                                                         625         655
Hilton Hotels Corp.:
 7.625% 2008                                                                                                   500         536
 7.20% 2009                                                                                                  3,950       4,134
 7.625% 2012                                                                                                 3,575       3,815
International Game Technology 8.375% 2009                                                                    6,000       7,169
Royal Caribbean Cruises Ltd.:
 7.25% 2006                                                                                                  4,500       4,477
 8.75% 2011                                                                                                  2,500       2,550
Harrah's Operating Co., Inc. 7.125% 2007                                                                     6,000       6,593
                                                                                                                        87,331

CONSUMER STAPLES  -  0.56%
Unilever Capital Corp. 6.875% 2005                                                                          20,000      22,242
Delhaize America, Inc.:
 7.375% 2006                                                                                                 7,000       7,280
 8.125% 2011                                                                                                14,000      14,910
Nabisco, Inc.:
 7.05% 2007                                                                                                  1,000       1,105
 6.375% 2035 (5)                                                                                            10,020      10,503
Kraft Foods Inc.:
 4.625% 2006                                                                                                 1,000       1,044
 6.25% 2012                                                                                                  5,000       5,457
Fred Meyer, Inc.:
 7.375% 2005                                                                                                 1,000       1,081
 7.45% 2008                                                                                                  4,000       4,582
The Kroger Co. 8.05% 2010                                                                                    3,000       3,540
SUPERVALU INC:
 7.875% 2009                                                                                                 5,212       5,847
 7.50% 2012                                                                                                  2,980       3,216
Kellogg Co. 6.00% 2006                                                                                       5,750       6,321
                                                                                                                        87,128

OTHER  -  1.92%
Motorola, Inc.:
 6.75% 2006                                                                                                 16,000      17,280
 7.625% 2010                                                                                                10,000      11,175
 8.00% 2011                                                                                                  5,000       5,775
Phillips Petroleum Co. 8.50% 2005                                                                           26,325      29,743
J.C. Penney Co., Inc.:
 8.00% 2010                                                                                                  8,000       8,540
 7.40% 2037                                                                                                 19,895      20,790
Cendant Corp.:
 6.875% 2006                                                                                                15,275      16,716
 7.375% 2013                                                                                                 4,000       4,469
PHH Corp. 7.125% 2013                                                                                        1,000       1,084
Pemex Finance Ltd. 8.875% 2010 (7)                                                                          12,427      14,685
Compaq Computer Corp. 6.20% 2003                                                                            14,500      14,515
Lennar Corp. 9.95% 2010                                                                                     10,000      11,698
Dow Chemical Co.:
 5.00% 2007                                                                                                  7,000       7,289
 5.75% 2008                                                                                                  4,000       4,315
Federated Department Stores, Inc. 6.625% 2008                                                               10,000      11,128
International Paper Co. 8.125% 2024                                                                         10,000      10,827
Jones Apparel Group, Inc. 7.50% 2004                                                                         7,375       7,780
Nine West Group Inc., Series B, 8.375% 2005                                                                  2,625       2,927
Valero Energy Corp. 6.125% 2007                                                                             10,000      10,684
WMX Technologies, Inc. 8.00% 2004                                                                            9,785      10,325
Fort James Corp. 6.875% 2007                                                                                10,050      10,201
Wal-Mart Stores, Inc.:
 6.55% 2004                                                                                                  5,000       5,315
 4.375% 2007                                                                                                 2,000       2,116
 4.55% 2013                                                                                                  2,000       2,028
Target Corp.:
 5.95% 2006                                                                                                  2,000       2,188
 3.375% 2008                                                                                                 1,650       1,661
 5.375% 2009                                                                                                 5,000       5,427
Allegheny Technologies, Inc. 8.375% 2011                                                                     8,000       7,898
BHP Finance Ltd. 6.69% 2006                                                                                  6,480       7,272
Pulte Corp. 8.375% 2004                                                                                      6,430       6,786
Johnson & Johnson 8.72% 2024                                                                                 5,750       6,560
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                                10,000       6,064
Toys "R" Us, Inc. 6.875% 2006                                                                                5,000       5,219
Lowe's Companies, Inc., Series B, 6.70% 2007                                                                 4,000       4,474
Electronic Data Systems Corp. 7.125% 2005 (4)                                                                2,075       2,196
Continental Airlines, Inc., MBIA insured, 2.231% 2009 (4)  (5)                                               2,000       2,003
Nordstrom, Inc. 8.95% 2005                                                                                     525         601
                                                                                                                       299,754

COLLATERALIZED MORTGAGE-/ASSET-BACKED OBLIGATIONS  -  5.12%
Bear Stearns Commercial Mortgage Securities Inc.: (7)
 Series 2002-HOME, Class A, 1.90% 2013 (4)  (5)                                                             25,720      25,700
 Series 1999-WF2, Class A-1, 6.80% 2031                                                                     23,467      25,734
British Airways PLC 8.75% 2016 (5)                                                                 pounds    40,000     51,394
Morgan Stanley Dean Witter Capital I Trust, Class A-1: (7)
 Series 2001-TOP5, 5.02% 2035                                                                           $   17,196      18,204
 Series 2003-TOP9, 3.98% 2036                                                                               31,769      32,245
Chase Commercial Mortgage Securities Corp., Class A-1: (7)
 Series 1998-2, 6.025% 2030                                                                                 15,599      16,854
 Series 2000-2, 7.543% 2032                                                                                 17,409      19,644
 Series 2000-1, 7.656% 2032                                                                                  8,648       9,696
MBNA Master Credit Card Trust II: (7)
 Series 2000-1, Class A, 6.90% 2008                                                                         25,000      27,656
 Series 2000-H, Class B, 1.91% 2013 (5)                                                                      5,000       5,022
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009 (7)             32,000      32,504
Chase Funding Mortgage Loan Asset-backed Certificates, Series 2003-1, Class IIA-2, 1.65% 2032 (5)  (7)      30,000      29,991
CPS Auto Trust, Class A-2, XLCA insured: (4)  (7)
 Series 2003-A, 2.89% 2009                                                                                   7,000       7,027
 Series 2002-B, 3.50% 2009                                                                                  17,497      17,756
 Series 2002-C, 3.52% 2009                                                                                   5,000       5,077
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.391% 2033 (7)                  29,040      29,476
MMCA Auto Owner Trust: (7)
 Series 2000-2, Class B, 7.42% 2005                                                                          8,000       8,325
 Series 2001-3, Class B, 2.26% 2008 (5)                                                                      3,421       3,323
 Series 2002-4, Class A-4, 3.05% 2009                                                                        4,000       3,946
 Series 2002-3, Class A-4, 3.57% 2009                                                                       10,000       9,991
 Series 2002-2, Class B, 4.67% 2010                                                                          1,756       1,741
PP&L Transition Bond Co. LLC, Series 1999-1: (7)
 Class A-7, 7.05% 2009                                                                                      10,000      11,415
 Class A-8, 7.15% 2009                                                                                      12,000      14,075
Bank of America Mortgage Securities, Series 2003-D, Class 2-A1, 4.183% 2033 (7)                             25,000      25,220
Bear Stearns ARM Trust, Series 2003-3, Class 2-A2, 4.292% 2033 (5)  (7)                                     22,320      22,543
Metris Master Trust, Class A: (5)  (7)
 Series 2000-3, 1.589% 2009                                                                                 18,000      16,240
 Series 2001-2, 1.649% 2009                                                                                  3,500       3,230
CS First Boston Mortgage Securities Corp.: (7)
 Series 2001-CF2, Class A-3, 6.238% 2034                                                                    11,000      12,239
 Series 1998-C1, Class C, 6.78% 2040                                                                         6,550       7,371
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033 (7)                             16,694      18,215
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-3FX, 6.298% 2012 (4)  (7)                17,188      17,408
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030 (7)                         15,595      17,124
Structured Asset Securities Corp.:  (4)  (7)
 Series 1998-RF2, Class A, 8.517% 2027 (5)                                                                   5,813       6,468
 Series 2003-17, Class A-1, 4.01% 2033                                                                      10,000      10,100
Delta Air Lines, Inc.: (7)
 Series 2003-1, Class G, AMBAC insured, 2.07% 2009 (4)  (5)                                                  4,446       4,448
 Series 2001-1, Class A-2, 7.111% 2013                                                                       5,000       4,806
 Series 2002-1, Class C, 7.779% 2013                                                                         9,219       6,074
 1991 Equipment Certificates Trust, Series K, 10.00% 2014 (4)                                                2,000       1,220
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1, 4.482% 2006 (7)                      15,067      15,718
California Infrastructure and Economic Development Bank, Series 1997-1: (7)
 Special Purpose Trust SCE-1, Class A-6, 6.38% 2008                                                          7,220       7,869
 Special Purpose Trust PG&E-1, Class A-7, 6.42% 2008                                                         2,780       3,019
Continental Airlines, Inc.: (7)
 Series 1997-4, Class A, 6.90% 2019                                                                          5,093       4,353
 Series 2000-1, Class A-1, 8.048% 2022                                                                       7,375       6,415
Southwest Airlines Co., Series 2001-1: (7)
 Class A-2, 5.496% 2006                                                                                      1,400       1,502
 Class B, 6.126% 2006                                                                                        8,500       9,209
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006 (4)  (7)       10,300      10,492
Triad Auto Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009 (4)  (7)            10,000      10,191
Ameriquest Mortgage Securities Inc. Trust, Series 2003-5, Class A-2, 2.43% 2033 (7)                         10,000      10,031
CompuCredit Credit Card Master Note Business Trust, Series 2001-One, Class A, 1.70% 2008 (4)  (5)  (7)      10,000       9,778
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027 (7)          9,000       9,210
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007 (4)  (7)                    9,000       9,086
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025 (7)                                            9,197       8,985
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010 (7)                       8,000       8,181
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.69% 2009 (5)  (7)                         8,000       7,995
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023 (7)                                  7,500       7,869
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030 (7)                                         7,513       7,649
Seawest Securitization LLC, Series 2002-A, XLCA insured: (4)  (7)
 Class A-2, 2.58% 2008                                                                                       6,017       6,059
 Class A-3, 3.58% 2008                                                                                       1,000       1,027
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007 (7)                  6,750       6,867
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A, 6.72% 2025 (7)                7,000       6,733
Security National Mortgage Loan Trust, Series 2000-1, Class A-2, 8.75% 2024 (4)  (7)                         5,615       6,054
Continental Auto Receivables Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.42% 2004 (4)  (7)        5,873       6,015
Banco Itau SA, Series 2002-2, XLCA insured, 1.966% 2006 (4)  (5)  (7)                                        6,000       5,947
Providian Master Trust, Series 2000-3, Class C, 7.60% 2007 (4)  (7)                                          5,000       5,141
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.809% 2030 (5)  (7)                        5,000       4,982
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (4)  (7)                            4,906       4,925
Consumer Credit Reference Index Securities Program Trust, Series 2002-1, AMBAC insured,                      5,000       4,909
  3.29% 2007 (4)  (5)  (7)
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA Insured, 5.26% 2009 (4)  (7)                   3,144       3,253
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013  (7)                                          3,000       2,791
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1, Class IAI, 4.25% 2031 (4)  (7)            2,065       2,075
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA Insured, 6.264% 2021 (7)                              900         907
Xerox Equipment Lease Owner Trust, Series 2001-1, Class A, 3.31% 2008 (4)  (5)  (7)                            837         840
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015 (4)  (7)  (8)                                        5,000         486
NPF XII, Inc., Class A: (1) (4)  (7)  (8)
 Series 2001-1A, 1.989% 2004  (5)                                                                            3,000         150
 Series 2001-3, 5.52% 2007                                                                                   5,000         250
NextCard Credit Card Master Note Trust, Series 2001-1A, Class A, 1.61% 2007 (4)  (5)  (7)                      306         276
                                                                                                                       796,741

Federal agency obligations: mortgage pass-throughs  (7) -  2.32%
Fannie Mae:
 5.50% 2017                                                                                                 91,142      94,980
 6.00% 2016 - 2033                                                                                          91,457      96,026
 6.50% 2031 - 2032                                                                                          19,759      20,673
 7.00% 2016 - 2032                                                                                           9,578      10,148
 7.50% 2029 - 2031                                                                                           4,106       4,388

Freddie Mac:
 5.00% 2018 - 2033                                                                                          48,791      49,963
 5.50% 2018 - 2033                                                                                          31,000      31,894
 6.00% 2017 - 2033                                                                                          27,626      28,758
 7.50% 2032                                                                                                 16,997      18,180

Government National Mortgage Assn. 6.50% 2032                                                                6,379       6,722
                                                                                                                       361,732

FEDERAL AGENCY: COLLATERALIZED MORTGAGE OBLIGATIONS  (7) -  0.09%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                                       5,000       5,058
 Series 2002-W3, Class A-5, 7.50% 2028                                                                       1,742       1,913
 Series 2001-50, Class B-A, 7.00% 2041                                                                       2,114       2,238
Freddie Mac, Series T-056, Class A-2, 2.842% 2036                                                            5,000       5,053
                                                                                                                        14,262

Other federal agency obligations  -  0.19%
Freddie Mac 6.875% 2005                                                                                     27,160      29,616
                                                                                                                        29,616

Government & governmental authorities (excluding U.S.)  -  0.05%
United Mexican States Government Global 4.625% 2008                                                          7,200       7,319
                                                                                                                         7,319

U.S. TREASURY NOTES & BONDS  -  8.59%
 10.75% May 2003                                                                                           150,000     150,563
 11.125% August 2003                                                                                       108,080     111,205
 11.875% November 2003                                                                                     137,000     144,835
 7.25% May 2004                                                                                            200,000     212,500
 12.375% May 2004                                                                                           86,000      95,890
 13.75% August 2004                                                                                        162,000     187,946
 11.625% November 2004                                                                                      94,000     108,672
 6.50% May 2005                                                                                              7,500       8,250
 12.00% May 2005                                                                                            61,500      74,463
 10.75% August 2005                                                                                         50,000      60,227
 9.375% February 2006                                                                                       46,000      55,373
 3.375% January 2007  (9)                                                                                   11,554      12,572
 8.75% November 2008                                                                                       100,000     104,000
 6.375% August 2027                                                                                          9,000      10,891
                                                                                                                     1,337,387

TAXABLE MUNICIPAL OBLIGATIONS  -  0.24%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, :
 5.00% 2021                                                                                                 10,000       9,592
 6.25% 2033                                                                                                 10,000       8,744
State of California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-E, 3.585% 2004           10,000      10,115
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027               10,340       9,310
                                                                                                                        37,761


Total bonds & notes (cost: $5,220,177,000)                                                                           5,421,159



                                                                                                         Principal      Market
                                                                                                            amount       value
Short-term securities                                                                                         (000)       (000)

Federal agency discount notes  -  5.91%
Freddie Mac 1.14%-1.24% due 5/6-8/11/2003 (10)                                                          $  467,633  $  466,870
Federal Home Loan Bank 1.14%-1.23% due 5/2-7/22/2003 (10)                                                  240,015     239,612
Fannie Mae 1.16%-1.23% due 5/7-7/16/2003 (10)                                                              213,500     213,250
                                                                                                                       919,732

Corporate short-term notes  -  5.31%
Corporate Asset Funding Co. Inc. 1.23% due 6/20-6/24/2003 (4)                                               75,000      74,862
Ciesco LP 1.23%-1.24% due 5/16-6/23/2003                                                                    50,000      49,930
American Express Credit Corp. 1.21%-1.24% due 5/9-6/16/2003                                                 69,800      69,733
E.I. DuPont de Nemours & Co. 1.18% due 6/10-6/17/2003                                                       65,000      64,901
Receivables Capital Corp. 1.24%-1.25% due 5/1-5/9/2003 (4)                                                  56,300      56,290
Edison Asset Securitization LLC 1.18%-1.24% due 5/8-6/9/2003 (4)                                            55,550      55,508
Pfizer Inc 1.22% due 5/16-5/28/2003 (4)                                                                     55,000      54,962
Triple-A One Funding Corp. 1.25% due 5/9/2003 (4)                                                           50,000      49,984
Preferred Receivables Funding Corp. 1.24%-1.25% due 5/8-5/30/2003 (4)                                       50,000      49,977
American General Finance Corp. 1.23%-1.25% due 5/6-6/3/2003                                                 50,000      49,966
Coca-Cola Co. 1.21% due 5/15-6/3/2003                                                                       50,000      49,958
FCAR Owner Trust I 1.25%-1.26% due 5/5-6/12/2003                                                            50,000      49,951
Wells Fargo & Co. 1.23%-1.24% due 6/6/2003                                                                  50,000      49,937
Merck & Co. Inc. 1.20% due 5/21/2003                                                                        45,000      44,969
Netjets Inc. 1.23% due 5/27/2003 (4)                                                                        30,000      29,972
Kraft Foods Inc. 1.22% due 6/5/2003                                                                         26,800      26,747
                                                                                                                       827,647

Total short-term securities (cost: $1,747,403,000)                                                                   1,747,379


Total investment securities (cost: $14,677,696,000)                                                                 15,538,222
Other assets less liabilities                                                                                           33,623

Net assets                                                                                                         $15,571,845

(1) Valued under fair value procedures adopted by authority of the Board of Directors.
(2) The fund owns 8.29%, 5.60%, 6.74% and 6.50% of the outstanding voting securities of Capital & Regional PLC, GATX Corp., Pacifica Group Ltd. and WD-40 Co., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.
(3) Security did not produce income during the last 12 months.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(8) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(9) Index-linked bond whose principal amount moves with a government retail price index.
(10) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS

Statement of assets and liabilities                                                                                    unaudited
at April 30, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $14,534,855)                                               $15,415,748
  Affiliated issuers (cost: $142,841)                                                        122,474                 $15,538,222
 Cash                                                                                                                      2,952
 Receivables for:
  Sales of investments                                                                        98,799
  Sales of fund's shares                                                                     122,228
  Dividends and interest                                                                     151,965
  Other assets                                                                                   395                     373,387
                                                                                                                      15,914,561
Liabilities:
 Payables for:
  Purchases of investments                                                                   243,352
  Repurchases of fund's shares                                                                 9,697
  Dividends on fund's shares                                                                  78,562
  Investment advisory services                                                                 4,342
  Services provided by affiliates                                                              6,196
  Deferred Directors' compensation                                                               437
  Other fees and expenses                                                                        130                     342,716
Net assets at April 30, 2003                                                                                         $15,571,845

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $14,658,926
 Distributions in excess of net investment income                                                                        (97,335)
 Undistributed net realized gains                                                                                        149,173
 Net unrealized appreciation                                                                                             861,081
Net assets at April 30, 2003                                                                                         $15,571,845

Total authorized capital stock - 400,000 shares, $.01 par value
                                                                                              Shares             Net asset value
                                                                        Net assets       outstanding                per share (1)

Class A                                                                $13,201,719           315,441                      $41.85
Class B                                                                    920,065            21,984                       41.85
Class C                                                                    883,004            21,098                       41.85
Class F                                                                    300,780             7,187                       41.85
Class 529-A                                                                 72,987             1,744                       41.85
Class 529-B                                                                 18,914               452                       41.85
Class 529-C                                                                 31,449               751                       41.85
Class 529-E                                                                  4,232               101                       41.85
Class 529-F                                                                    697                17                       41.85
Class R-1                                                                    2,441                58                       41.85
Class R-2                                                                   25,784               616                       41.85
Class R-3                                                                   17,915               428                       41.85
Class R-4                                                                    2,224                53                       41.85
Class R-5                                                                   89,634             2,142                       41.85
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum
offering prices per share were $44.40 for each.


See Notes to Financial Statements

Statement of operations
for the six months ended April 30, 2003
(dollars in thousands)
Investment income:                                                                                                     unaudited
 Income:
  Dividends (net of non-U.S. withholding
            tax of $10,488; also includes
            $3,107 from affiliates)                                                         $192,803
  Interest                                                                                   133,448                    $326,251

 Fees and expenses:
  Investment advisory services                                                                20,752
  Distribution services                                                                       20,028
  Transfer agent services                                                                      5,676
  Administrative services                                                                        999
  Reports to shareholders                                                                        235
  Registration statement and prospectus                                                          675
  Postage, stationery and supplies                                                               643
  Directors' compensation                                                                        106
  Auditing and legal                                                                              69
  Custodian                                                                                      708
  State and local taxes                                                                          116
  Other                                                                                           97
  Total expenses before reimbursement                                                         50,104
   Reimbursement of expenses                                                                      37                      50,067
 Net investment income                                                                                                   276,184

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                                156,384
  Non-U.S. currency transactions                                                              (1,212)                    155,172
 Net unrealized appreciation on:
  Investments                                                                                432,439
  Non-U.S. currency translations                                                                 559                     432,998
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                 588,170
Net increase in net assets resulting
 from operations                                                                                                        $864,354



See Notes to Financial Statements





Statement of changes in net assets
(dollars in thousands)
                                                                                          Six months                  Year ended
                                                                                     ended April 30,                 October 31,
                                                                                               2003*                        2002
Operations:
 Net investment income                                                                      $276,184                    $401,625
 Net realized gain on investments and
  non-U.S. currency transactions                                                             155,172                     177,186
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                          432,998                    (679,111)
  Net increase (decrease) in net assets
   resulting from operations                                                                 864,354                    (100,300)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                                       (310,016)                   (453,022)
 Distributions from net realized gain
  on investments                                                                            (149,966)                   (224,286)
   Total dividends and distributions paid
    to shareholders                                                                         (459,982)                   (677,308)

Capital share transactions                                                                 3,996,349                   3,691,794

Total increase in net assets                                                               4,400,721                   2,914,186

Net assets:
 Beginning of period                                                                      11,171,124                   8,256,938
 End of period (including
  distributions in excess of
  net investment income: $97,335
  and $63,503, respectively)                                                             $15,571,845                 $11,171,124

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                        unaudited


1. Organization and significant accounting policies

Organization - Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend - with higher income distributions every quarter to the extent possible - together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None              Declines from 5%              Classes B and 529-B
                                                      to zero                       convert to
                                                for redemptions within            classes A and 529-A,
                                                   six years of                   respectively, after
                                                     purchase                       eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.


2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; and amortization of premiums or discounts. As of April 30, 2003, a portion of the difference between the tax basis undistributed net investment income and currency gains and the distributions in excess of net investment income for financial reporting purposes is attributed to amortization of premiums and discounts of $97,709,000. The remainder of the difference is substantially attributed to the accrual of dividends payable to shareholders on fund shares for financial reporting purposes of $78,562,000. Such amounts are not deducted from tax basis undistributed net investment income and currency gains until paid. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2003, the cost of investment securities for federal income tax purposes was $14,776,610,000.

During the six months ended April 30, 2003, the fund reclassified $21,565,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                        (dollars in thousands)
Undistributed net investment income and currency gains                 $76,359
Undistributed short-term capital gains
                                                                         7,758
Undistributed long-term capital gains
                                                                       145,733
Gross unrealized appreciation on investment securities
                                                                     1,235,263
Gross unrealized depreciation on investment securities               (473,651)


The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                Distributions from ordinary income Distributions from Total distributions
                                            Net investment income     Short-term            long-term                paid
Share class(1)                                 and currency gains  capital gains        capital gains
Six months ended April 30, 2003
Class A                                                 $ 274,702              -            $ 132,737           $ 407,439
Class B                                                    13,173              -                6,635              19,808
Class C                                                    12,404              -                6,352              18,756
Class F                                                     5,200              -                2,286               7,486
Class 529-A                                                 1,246              -                  481               1,727
Class 529-B                                                   253              -                  118                 371
Class 529-C                                                   429              -                  204                 633
Class 529-E                                                    67              -                   26                  93
Class 529-F                                                     8              -                    2                  10
Class R-1                                                      24              -                    7                  31
Class R-2                                                     281              -                   91                 372
Class R-3                                                     203              -                   65                 268
Class R-4                                                      35              -                    4                  39
Class R-5                                                   1,991              -                  958               2,949
Total                                                   $ 310,016              -            $ 149,966           $ 459,982

Year ended October 31, 2002
Class A                                                 $ 429,540              -            $ 217,769           $ 647,309
Class B                                                    10,033              -                3,646              13,679
Class C                                                     8,130              -                2,288              10,418
Class F                                                     3,054              -                  583               3,637
Class 529-A                                                   471              -                    -                 471
Class 529-B                                                    90              -                    -                  90
Class 529-C                                                   166              -                    -                 166
Class 529-E                                                    20              -                    -                  20
Class 529-F                                                    -*              -                    -                  -*
Class R-1                                                       4              -                    -                   4
Class R-2                                                      23              -                    -                  23
Class R-3                                                      11              -                    -                  11
Class R-4                                                       1              -                    -                   1
Class R-5                                                   1,479              -                    -               1,479
Total                                                   $ 453,022              -            $ 224,286           $ 677,308

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.




4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.150% on such assets in excess of $8 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.320% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended April 30, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $13,146           $5,325        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,228             351         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           3,094          Included            $464                 $92            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            273           Included             164                  37            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          28            Included              38                  4                  $25
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          64            Included              9                   4                    6
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          107           Included              16                  5                   11
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           7            Included              2                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              -*                  -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            6            Included              1                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           50            Included              10                  47            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           22            Included              7                   11            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            2            Included              1                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              39                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $20,028           $5,676             $751                $204                 $44
----------------===============================================================================================
     *Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                          Reinvestments of
Share class(1)                            Sales(2)    dividends and distributions       Repurchases(2)              Net increase
                                      Amount  Shares     Amount    Shares             Amount      Shares         Amount     Shares
Six months ended April 30, 2003
Class A                           $3,198,003  78,257  $ 358,086     8,803         $ (705,285)    (17,291)    $2,850,804     69,769
Class B                              464,356  11,365     16,555       407            (34,301)       (841)       446,610     10,931
Class C                              460,494  11,262     15,359       378            (38,619)       (948)       437,234     10,692
Class F                              164,623   4,027      5,689       140            (31,458)       (776)       138,854      3,391
Class 529-A                           39,701     970      1,519        37             (1,525)        (37)        39,695        970
Class 529-B                           10,764     263        329         8               (242)         (6)        10,851        265
Class 529-C                           17,159     420        566        14               (336)         (9)        17,389        425
Class 529-E                            2,460      60         81         2                (58)         (2)         2,483         60
Class 529-F                              604      15          7        -*                 -*          -*            611         15
Class R-1                              1,963      48         23         1                (46)         (2)         1,940         47
Class R-2                             22,757     558        285         7             (2,276)        (56)        20,766        509
Class R-3                             16,822     413        198         5             (1,892)        (47)        15,128        371
Class R-4                              2,296      56         28         1               (343)         (9)         1,981         48
Class R-5                             13,105     321      2,035        50             (3,137)        (76)        12,003        295
Total net increase
   (decrease)                     $4,415,107 108,035  $ 400,760     9,853         $ (819,518)    (20,100)    $3,996,349     97,788

Year ended October 31, 2002
Class A                           $3,213,249  74,760  $ 557,555    12,948       $ (1,115,501)    (25,984)    $2,655,303     61,724
Class B                              379,427   8,822     10,680       249            (29,860)       (709)       360,247      8,362
Class C                              407,138   9,471      7,717       180            (31,041)       (741)       383,814      8,910
Class F                              161,609   3,773      2,338        55            (17,690)       (415)       146,257      3,413
Class 529-A                           33,479     776        304         7               (385)         (9)        33,398        774
Class 529-B                            8,031     188         55         1                (93)         (2)         7,993        187
Class 529-C                           14,190     330        104         2               (234)         (6)        14,060        326
Class 529-E                            1,741      41         13        -*                (18)         -*          1,736         41
Class 529-F                               71       2         -*        -*                  -           -             71          2
Class R-1                                461      11          1        -*                (14)         -*            448         11
Class R-2                              5,108     124          6        -*               (686)        (17)         4,428        107
Class R-3                              2,498      61          3        -*               (156)         (4)         2,345         57
Class R-4                                295       7         -*        -*                (82)         (2)           213          5
Class R-5                             82,166   1,864        720        17             (1,405)        (34)        81,481      1,847
Total net increase
   (decrease)                     $4,309,463 100,230  $ 579,496    13,459       $ (1,197,165)    (27,923)    $3,691,794     85,766

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2003, the total value of restricted securities was $991,786,000, which represents 6.37% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,806,752,000 and $1,724,863,000, respectively, during the six months ended April 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2003, the custodian fee of $708,000 includes $24,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                        Income (loss)
                                                              from investment operations(3)(4)
                                                                                 Net
                                            Net asset                   gains(losses)
                                               value,          Net     on securities   Total from
                                            beginning   investment    (both realized   investment
                                            of period       income    and unrealized)  operations
Class A:
 Six months ended 4/30/2003 (2)                $40.73         $.88             $1.75        $2.63
 Year ended 10/31/2002                          43.80         1.82             (1.67)         .15
 Year ended 10/31/2001                          43.69         1.94              1.19         3.13
 Year ended 10/31/2000                          44.90         1.99               .26         2.25
 Year ended 10/31/1999                          48.40         1.93              (.70)        1.23
 Year ended 10/31/1998                          46.14         2.09              3.87         5.96
Class B:
 Six months ended 4/30/2003 (2)                 40.73          .72              1.75         2.47
 Year ended 10/31/2002                          43.80         1.48             (1.67)        (.19)
 Year ended 10/31/2001                          43.69         1.60              1.19         2.79
 Period from 3/15/2000 to 10/31/2000            40.33          .96              3.44         4.40
Class C:
 Six months ended 4/30/2003 (2)                 40.73          .70              1.75         2.45
 Year ended 10/31/2002                          43.80         1.45             (1.67)        (.22)
 Period from 3/15/2001 to 10/31/2001            44.15          .81              (.14)         .67
Class F:
 Six months ended 4/30/2003 (2)                 40.73          .86              1.75         2.61
 Year ended 10/31/2002                          43.80         1.76             (1.67)         .09
 Period from 3/15/2001 to 10/31/2001            44.15          .99              (.14)         .85
Class 529-A:
 Six months ended 4/30/2003 (2)                 40.73          .87              1.75         2.62
 Period from 2/19/2002 to 10/31/2002            43.06         1.19             (2.13)        (.94)
Class 529-B:
 Six months ended 4/30/2003 (2)                 40.73          .68              1.75         2.43
 Period from 2/15/2002 to 10/31/2002            43.33          .98             (2.40)       (1.42)
Class 529-C:
 Six months ended 4/30/2003 (2)                 40.73          .68              1.75         2.43
 Period from 2/20/2002 to 10/31/2002            43.12          .97             (2.20)       (1.23)
Class 529-E:
 Six months ended 4/30/2003 (2)                 40.73          .79              1.75         2.54
 Period from 3/1/2002 to 10/31/2002             43.74         1.08             (2.83)       (1.75)
Class 529-F:
 Six months ended 4/30/2003 (2)                 40.73          .84              1.75         2.59
 Period from 9/17/2002 to 10/31/2002            41.74          .14              (.89)        (.75)
Class R-1:
 Six months ended 4/30/2003 (2)                 40.73          .70              1.75         2.45
 Period from 6/11/2002 to 10/31/2002            45.41          .52             (4.53)       (4.01)
Class R-2:
 Six months ended 4/30/2003 (2)                 40.73          .71              1.75         2.46
 Period from 5/31/2002 to 10/31/2002            46.10          .51             (5.16)       (4.65)
Class R-3:
 Six months ended 4/30/2003 (2)                 40.73          .79              1.75         2.54
 Period from 6/4/2002 to 10/31/2002             45.74          .56             (4.80)       (4.24)
Class R-4:
 Six months ended 4/30/2003 (2)                 40.73          .87              1.75         2.62
 Period from 5/20/2002 to 10/31/2002            45.84          .65             (4.85)       (4.20)
Class R-5:
 Six months ended 4/30/2003 (2)                 40.73          .93              1.75         2.68
 Period from 5/15/2002 to 10/31/2002            45.87          .89             (5.02)       (4.13)


                                                    Dividends and distributions

                                            Dividends
                                            (from net    Distributions          Total       Net asset
                                           investment    (from capital  dividends and      value, end          Total
                                               income)           gains) distributions       of period       return(5)
Class A:
 Six months ended 4/30/2003 (2)                 $(.99)           $(.52)        $(1.51)         $41.85          6.59%
 Year ended 10/31/2002                          (2.05)           (1.17)         (3.22)          40.73            .16
 Year ended 10/31/2001                          (2.08)            (.94)         (3.02)          43.80           7.39
 Year ended 10/31/2000                          (1.92)           (1.54)         (3.46)          43.69           5.56
 Year ended 10/31/1999                          (1.92)           (2.81)         (4.73)          44.90           2.52
 Year ended 10/31/1998                          (2.09)           (1.61)         (3.70)          48.40          13.33
Class B:
 Six months ended 4/30/2003 (2)                  (.83)            (.52)         (1.35)          41.85           6.17
 Year ended 10/31/2002                          (1.71)           (1.17)         (2.88)          40.73           (.61)
 Year ended 10/31/2001                          (1.74)            (.94)         (2.68)          43.80           6.56
 Period from 3/15/2000 to 10/31/2000            (1.04)               -          (1.04)          43.69          10.97
Class C:
 Six months ended 4/30/2003 (2)                  (.81)            (.52)         (1.33)          41.85           6.13
 Year ended 10/31/2002                          (1.68)           (1.17)         (2.85)          40.73           (.69)
 Period from 3/15/2001 to 10/31/2001            (1.02)               -          (1.02)          43.80           1.52
Class F:
 Six months ended 4/30/2003 (2)                  (.97)            (.52)         (1.49)          41.85           6.53
 Year ended 10/31/2002                          (1.99)           (1.17)         (3.16)          40.73            .03
 Period from 3/15/2001 to 10/31/2001            (1.20)               -          (1.20)          43.80           1.94
Class 529-A:
 Six months ended 4/30/2003 (2)                  (.98)            (.52)         (1.50)          41.85           6.57
 Period from 2/19/2002 to 10/31/2002            (1.39)               -          (1.39)          40.73          (2.31)
Class 529-B:
 Six months ended 4/30/2003 (2)                  (.79)            (.52)         (1.31)          41.85           6.08
 Period from 2/15/2002 to 10/31/2002            (1.18)               -          (1.18)          40.73          (3.37)
Class 529-C:
 Six months ended 4/30/2003 (2)                  (.79)            (.52)         (1.31)          41.85           6.09
 Period from 2/20/2002 to 10/31/2002            (1.16)               -          (1.16)          40.73          (2.96)
Class 529-E:
 Six months ended 4/30/2003 (2)                  (.90)            (.52)         (1.42)          41.85           6.36
 Period from 3/1/2002 to 10/31/2002             (1.26)               -          (1.26)          40.73          (4.09)
Class 529-F:
 Six months ended 4/30/2003 (2)                  (.95)            (.52)         (1.47)          41.85           6.49
 Period from 9/17/2002 to 10/31/2002             (.26)               -           (.26)          40.73          (1.79)
Class R-1:
 Six months ended 4/30/2003 (2)                  (.81)            (.52)         (1.33)          41.85           6.14
 Period from 6/11/2002 to 10/31/2002             (.67)               -           (.67)          40.73          (8.84)
Class R-2:
 Six months ended 4/30/2003 (2)                  (.82)            (.52)         (1.34)          41.85           6.16
 Period from 5/31/2002 to 10/31/2002             (.72)               -           (.72)          40.73         (10.10)
Class R-3:
 Six months ended 4/30/2003 (2)                  (.90)            (.52)         (1.42)          41.85           6.35
 Period from 6/4/2002 to 10/31/2002              (.77)               -           (.77)          40.73          (9.27)
Class R-4:
 Six months ended 4/30/2003 (2)                  (.98)            (.52)         (1.50)          41.85           6.55
 Period from 5/20/2002 to 10/31/2002             (.91)               -           (.91)          40.73          (9.20)
Class R-5:
 Six months ended 4/30/2003 (2)                 (1.04)            (.52)         (1.56)          41.85           6.71
 Period from 5/15/2002 to 10/31/2002            (1.01)               -          (1.01)          40.73          (9.04)





                                                               Ratio of                Ratio of
                                             Net assets,       expenses              net income
                                           end of period     to average              to average
                                            (in millions)    net assets            net assets(9)
Class A:
 Six months ended 4/30/2003 (2)                  $13,202           .69% (7)               4.35% (7)
 Year ended 10/31/2002                            10,006            .67                    4.19
 Year ended 10/31/2001                             8,057            .66                    4.36
 Year ended 10/31/2000                             7,368            .67                    4.67
 Year ended 10/31/1999                             8,773            .64                    4.15
 Year ended 10/31/1998                             8,747            .64                    4.35
Class B:
 Six months ended 4/30/2003 (2)                      920           1.47 (7)                3.57 (7)
 Year ended 10/31/2002                               450           1.44                    3.41
 Year ended 10/31/2001                               118           1.41                    3.35
 Period from 3/15/2000 to 10/31/2000                  18           1.44 (7)                3.90 (7)
Class C:
 Six months ended 4/30/2003 (2)                      883           1.54 (7)                3.50 (7)
 Year ended 10/31/2002                               424           1.52                    3.31
 Period from 3/15/2001 to 10/31/2001                  65           1.51 (7)                2.98 (7)
Class F:
 Six months ended 4/30/2003 (2)                      301            .79 (7)                4.24 (7)
 Year ended 10/31/2002                               155            .79                    4.04
 Period from 3/15/2001 to 10/31/2001                  17            .80 (7)                3.70 (7)
Class 529-A:
 Six months ended 4/30/2003 (2)                       73            .74 (7)                4.37 (7)
 Period from 2/19/2002 to 10/31/2002                  32            .91 (7)                4.05 (7)
Class 529-B:
 Six months ended 4/30/2003 (2)                       19           1.67 (7)                3.45 (7)
 Period from 2/15/2002 to 10/31/2002                   8           1.66 (7)                3.32 (7)
Class 529-C:
 Six months ended 4/30/2003 (2)                       31           1.66 (7)                3.46 (7)
 Period from 2/20/2002 to 10/31/2002                  13           1.65 (7)                3.31 (7)
Class 529-E:
 Six months ended 4/30/2003 (2)                        4           1.13 (7)                3.98 (7)
 Period from 3/1/2002 to 10/31/2002                    2           1.11 (7)                3.87 (7)
Class 529-F:
 Six months ended 4/30/2003 (2)                        1            .89 (7)                4.31 (7)
 Period from 9/17/2002 to 10/31/2002                   - (6)        .10                     .35
Class R-1:
 Six months ended 4/30/2003 (2)                        2           1.57 (7),(8)            3.78 (7)
 Period from 6/11/2002 to 10/31/2002                   - (6)        .60 (8)                1.27
Class R-2:
 Six months ended 4/30/2003 (2)                       26           1.53 (7),(8)            3.70 (7)
 Period from 5/31/2002 to 10/31/2002                   4            .63 (8)                1.29
Class R-3:
 Six months ended 4/30/2003 (2)                       18           1.15 (7),(8)            4.10 (7)
 Period from 6/4/2002 to 10/31/2002                    2            .46 (8)                1.40
Class R-4:
 Six months ended 4/30/2003 (2)                        2            .79 (7),(8)            4.25 (7)
 Period from 5/20/2002 to 10/31/2002                   - (6)        .34 (8)                1.59
Class R-5:
 Six months ended 4/30/2003 (2)                       90            .46 (7)                4.58 (7)
 Period from 5/15/2002 to 10/31/2002                  75            .21                    2.10




                                                      Six months ended
                                                      April 30,                    Year ended October 31
                                                      2003(2)              2002     2001       2000            1999           1998

Portfolio turnover rate for all classes of shares       15%                36%      37%        41%             21%            24%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) For the year ended October 31, 2002, net investment income was lower and net gains (losses) on securities (both realized and unrealized)
     were higher by approximately $0.14 per share for Class A as a result of an accounting change related to the amortization of bond premium.
     On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.
    Had CRMC not paid such fees, expense ratios would have been 1.91%, 1.96%, 1.27% and .90% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended April 30, 2003
and .87%, .77%, .62% and .76% for classes R-1, R-2, R-3
    and R-4, respectively, during the period ended October 31, 2002.
(9) For the year ended October 31, 2002, the ratio of net income to average net assets for Class A was lower by
     .34 percentage points as a result of an accounting change related to the amortization of bond premium.
     On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.


OTHER SHARE CLASS RESULTS                                           unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003 (the most recent calendar quarter):

                                                                                      1 year          Life of class
CLASS B SHARES
     Reflecting applicable contingent deferred sales
         charge (CDSC), maximum of 5%, payable only
         if shares are sold within six years of purchase                             -10.53%            +4.92%/1/
     Not reflecting CDSC                                                              -6.07%            +5.80%/1/

CLASS C SHARES
     Reflecting CDSC, maximum of 1%, payable only if
         shares are sold within one year of purchase                                  -7.04%            +0.88%/2/
     Not reflecting CDSC                                                              -6.15%            +0.88%/2/

CLASS F SHARES/3/
     Not reflecting annual asset-based fee charged
         by sponsoring firm                                                           -5.44%            +1.59%/2/

CLASS 529-A SHARES
     Reflecting 5.75% maximum sales charge                                           -10.93%            -6.08%/4/
     Not reflecting maximum sales charge                                             - 5.48%            -0.92%/4/

CLASS 529-B SHARES
     Reflecting applicable CDSC, maximum of 5%,
         payable only if shares are sold within six
         years of purchase                                                           -10.70%            -5.51%/5/
     Not reflecting CDSC                                                              -6.25%            -2.20%/5/

CLASS 529-C SHARES
     Reflecting CDSC, maximum of 1%, payable only if
         shares are sold within one year of purchase                                 - 7.13%            -1.85%/6/
     Not reflecting CDSC                                                             - 6.24%           - 1.85%/6/

CLASS 529-E SHARES/3/
     Total return                                                                     -5.74%            -2.75%/7/

CLASS 529-F SHARES/3/
     Total return                                                                         --            -0.55%/8/

/1/Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
/3/These shares are sold without any initial or contingent deferred sales charge.
/4/Average annual compound return from February 19, 2002, when Class 529-A shares were first sold.
/5/Average annual compound return from February 15, 2002, when Class 529-B shares were first sold.
/6/Average annual compound return from February 20, 2002, when Class 529-C shares were first sold.
/7/Average annual compound return from March 1, 2002, when Class 529-E shares were first sold.
/8/From September 17, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital Income Builder. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.85% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.12%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well.
   Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 mutual funds, consistent philosophy, consistent results

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. CIB-013-0603

Litho in USA BAG/LPT/6227

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.



ITEM 5 - Audit Committee Disclosure for Listed Companies

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          CAPITAL INCOME BUILDER, INC.



By /s/ James B. Lovelace
James B. Lovelace, Chairman and PEO

Date: July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James B. Lovelace
         James B. Lovelace, Chairman and PEO

Date: July 7, 2003



 By   /s/ Anthony W. Hynes, Jr.
        Anthony W. Hynes, Jr., Treasurer

Date: July 7, 2003